SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATE

Translation of amounts from SGD into HKD has been made at the following exchange rates for the six months ended September 30, 2022 and 2023:

	For the Six Months ended September 30, 2022	For the Six Months ended September 30, 2023
	(SGD to HKD)	(SGD to HKD)

Period-end exchange rate	5.4697	5.7369
Period average exchange rate	5.6554	5.8253

Translation of amounts from SGD into HKD has been made at the following exchange rates for the years ended March 31, 2022 and 2023:

	For the Year ended March 31, 2022	For the Year ended March 31, 2023
	(SGD to HKD)	(SGD to HKD)
Period-end exchange rate	5.7843	5.9026
Period average exchange rate	5.7720	5.7090

SCHEDULE OF PROPERTY PLANT AND EQUIPMENT USEFUL LIFE
Expected useful life

Office equipment	5 years

Expected useful life

Office equipment	5 years